Investment Objectives and Goals	Jan. 31, 2026
American Beacon Select Funds | American Beacon AHL Trend ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is capital growth.
American Beacon Select Funds | American Beacon GLG Natural Resources ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
American Beacon Ionic Inflation Protection ETF | American Beacon Ionic Inflation Protection ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is capital appreciation in elevated and rising inflationary environments.